CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 IDR (Rp) Rp / shares	Dec. 31, 2017 IDR (Rp) Rp / shares	Dec. 31, 2016 IDR (Rp) Rp / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
REVENUES	$ 9,095	Rp 130,788	Rp 128,256	Rp 116,333
Operation, maintenance and telecommunication service expenses	(3,052)	(43,893)	(36,603)	(31,263)
Depreciation and amortization	(1,491)	(21,442)	(20,477)	(18,556)
Personnel expenses	(916)	(13,178)	(13,529)	(13,612)
Marketing expenses	(278)	(4,001)	(5,268)	(4,132)
General and administrative expenses	(459)	(6,594)	(5,260)	(4,610)
Interconnection expenses	(298)	(4,283)	(2,987)	(3,218)
Gain (loss) on foreign exchange - net	5	71	51	(52)
Other income	121	1,745	1,039	751
Other expenses	(47)	(680)	(1,320)	(2,469)
OPERATING PROFIT	2,680	38,533	43,902	39,172
Finance income	71	1,014	1,434	1,716
Finance costs	(245)	(3,523)	(2,769)	(2,810)
Share of profit of associated companies	4	53	61	88
Profit before income tax	2,510	36,077	42,628	38,166
INCOME TAX (EXPENSE) BENEFIT
Current	(656)	(9,432)	(11,357)	(10,738)
Deferred	4	66	1,399	1,721
Net Income Tax Expense	(652)	(9,366)	(9,958)	(9,017)
Profit for the year from continuing operations	1,858	26,711	32,670	29,149
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	10	148	24	(40)
Net gain on available-for-sale financial assets			20	0
Share of other comprehensive income of associated companies	(1)	(14)	(1)	(1)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Defined benefit plan actuarial gain (loss) - net of tax	335	4,820	(2,375)	(2,058)
Other Comprehensive Income - net	344	4,954	(2,332)	(2,099)
Net comprehensive income for the year	2,202	31,665	30,338	27,050
Profit for the year attributable to:
Owners of the parent company	1,238	17,802	22,120	19,333
Non-controlling interests	620	8,909	10,550	9,816
Profit for the year from continuing operations	1,858	26,711	32,670	29,149
Net comprehensive income for the year attributable to:
Owners of the parent company	1,573	22,631	19,927	17,312
Non-controlling interests	629	9,034	10,411	9,738
Net comprehensive income for the year	$ 2,202	Rp 31,665	Rp 30,338	Rp 27,050
BASIC AND DILUTED EARNINGS PER SHARE (in full amount)
Profit per share | (per share)	$ 0.01	Rp 179.71	Rp 223.30	Rp 195.99
Profit per ADS (100 Series B shares per ADS) | (per share)	$ 1.25	Rp 17,970.52	Rp 22,329.40	Rp 19,599.85